                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07111

             Morgan Stanley Insured California Municipal Securities
               (Exact name of registrant as specified in charter)

 1221 Avenue of the Americas, New York, New York                      10020
    (Address of principal executive offices)                       (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2005

Date of reporting period: July 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY INSURED CALIFORNIA MUNICIPAL SECURITIES
PORTFOLIO OF INVESTMENTS July 31, 2005 (unaudited)

PRINCIPAL
AMOUNT IN                                                                          COUPON   MATURITY
THOUSANDS                                                                           RATE      DATE        VALUE
---------                                                                          ------   --------   -----------
            CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS (99.0%)
            General Obligation (9.9%)
 $   505    California, Various Purposes Dtd 03/01/94                                5.50%  03/01/20   $   511,126
   1,280    Huntington Beach Union High School District, Ser 2004 (FSA)              5.00   08/01/26     1,356,621
   1,030    Los Angeles, Ser 2004 A (MBIA)                                           5.00   09/01/24     1,094,488
   1,000    Upland School District, Election 2000 Ser 2001 B (FSA)                  5.125   08/01/25     1,075,070
   1,375    Washington Unified School District, Election 2004 Ser A (FGIC)           5.00   08/01/22     1,464,815
 -------                                                                                               -----------
   5,190                                                                                                 5,502,120
 -------                                                                                               -----------

            Educational Facilities Revenue (8.0%)
   1,000    California State University, Ser 2005 A (Ambac)                          5.00   11/01/35     1,059,730
            University of California,
   1,250       Multiple Purpose Ser Q (FSA)                                          5.00   09/01/31     1,310,488
   1,000       Ser 2005 F (FSA)                                                      4.75   05/15/26     1,028,540
   1,000    Val Verde University of California School District, Proj Ser B           5.00   01/01/30     1,050,960
 -------                                                                                               -----------
   4,250                                                                                                 4,449,718
 -------                                                                                               -----------

            Electric Revenue (8.7%)
   1,000    Anaheim Public Financing Authority, Generation Refg Ser 2002-B (FSA)     5.25   10/01/18     1,097,140
   1,400    California Department of Water Resources, Power Supply Ser 2002 A
               (Ambac)                                                              5.375   05/01/18     1,541,414
   1,000    Los Angeles Department of Water & Power, 2001 Ser A (FSA)                5.25   07/01/21     1,075,670
   1,000    Southern California Public Power Authority, Transmission Refg Ser        5.25   07/01/18     1,094,180
 -------                                                                                               -----------
               2002 A (FSA)
   4,400                                                                                                 4,808,404
 -------                                                                                               -----------

            Industrial Development/Pollution Control Revenue (1.9%)
   1,000    Golden State Tob Securitization Corp, Enhanced Asset Backed Ser A        5.00   06/01/38     1,049,480
 -------                                                                                               -----------
               2005

            Mortgage Revenue - Multi-Family (4.0%)
   2,195    Los Angeles Community Redevelopment Agency, 1994 Ser A (Ambac)           6.45   07/01/17     2,222,920
 -------                                                                                               -----------

            Mortgage Revenue - Single Family (4.0%)
   2,000    California Department of Veterans Affairs, Home Purchase 2002 Ser A
               (Ambac)                                                               5.35   12/01/27     2,108,820
     135    California Housing Financing Agency, 1995 Ser B (AMT) (Ambac)            6.25   08/01/14       135,651
 -------                                                                                               -----------
   2,135                                                                                                 2,244,471
 -------                                                                                               -----------

            Public Facilities Revenue (1.9%)
   1,000    Simi Valley Public Financing Authority, Ser 2004 COPs  (Ambac)           5.00   09/01/30     1,049,480
 -------                                                                                               -----------

            Resource Recovery Revenue (4.0%)
   2,000    Sacramento Financing Authority, 1999 Solid Waste & Redevelopment         5.75   12/01/22     2,222,580
 -------                                                                                               -----------
               (Ambac)

            Tax Allocation Revenue (12.4%)
     250    Bay Area Government Association, Pool 1994 Ser A (FSA)                   6.00   12/15/24       255,357
   1,145    Capistrano Unified School District, Community Facilities District
               #98-2, Ladera Special Tax Ser 2005 (FGIC)                             5.00   09/01/29     1,218,200
   1,100    La Quinta Financing Authority, Local Agency 2004 Ser A (Ambac)           5.25   09/01/24     1,198,186
   1,000    Long Beach Bond Finance Authority, Downtown, North Long Beach, Poly
               High and West Beach 2002 Ser A (Ambac)                               5.375   08/01/21     1,090,300

   1,000    Rancho Mirage Redevelopment Agency Ser 2003 A (MBIA)                     5.00   04/01/33     1,041,630
   1,000    San Jose Redevelopment Agency, Tax Allocation Merged Area Project
               Ser 2002 (MBIA)                                                       5.00   08/01/32     1,033,970
   1,000    San Marcos Public Facilities Authority, Proj Areas No 2 & 3              5.00   08/01/35     1,051,360
 -------                                                                                               -----------
   6,495                                                                                                 6,889,003
 -------                                                                                               -----------

            Transportation Facilities Revenue (11.5%)
   2,000    California Infrastructure & Economic Development Bank, Bay Area Toll
               Bridges Seismic Retrofit First Lien Ser 2003 A (FGIC)                 5.00   07/01/29     2,104,740
   1,000    Los Angeles County Metropolitan Transportation Authority, Sales Tax
               Ser 2000 A (FGIC) #                                                   5.25   07/01/30     1,072,770
   2,000    Orange County Transportation Authority, Toll Bridge Express Lanes
               Ser A (Ambac)                                                         5.00   08/15/20     2,142,920
   1,000    San Jose, Airport Ser 2001 A (FGIC)                                      5.00   03/01/25     1,036,670
 -------                                                                                               -----------
   6,000                                                                                                 6,357,100
 -------                                                                                               -----------

            Water & Sewer Revenue (27.1%)
   1,500    California Department of Water Resources, Central Valley Ser Y
            (FGIC)                                                                   5.25   12/01/19     1,656,885
   2,000    East Bay Municipal Utility District, Water Ser 2001 (MBIA)               5.00   06/01/26     2,082,500
   1,000    Los Angeles, Wastewater Refg Ser 2003 B (FSA)                            5.00   06/01/22     1,064,800
   1,000    Metropolitan Water District of Southern California, 2003 Ser B-2         5.00   10/01/27     1,054,440
            (FGIC)
   1,700    Oxnard Financing Authority, Redwood Trunk Sewer & Headworks              5.00   06/01/29     1,794,962
            Ser 2004 A (FGIC)
            Sacramento Financing Authority,
   1,000       Refg                                                                  5.00   12/01/29     1,055,740
   2,000       Water & Capital Improvement 2001 Ser A (Ambac)                        5.00   12/01/26     2,082,500
   1,000    San Diego County Water Authority, Ser 2004 A COPs (FSA)                  5.00   05/01/29     1,059,730
   2,000    San Francisco Public Utilities Commission, Water Refg Ser A 2001
            (FSA)                                                                    5.00   11/01/31     2,083,180
   1,000    Yucaipa Valley Water District, Ser 2004 A COPs (MBIA)                    5.25   09/01/24     1,082,940
 -------                                                                                               -----------
  14,200                                                                                                15,017,677
 -------                                                                                               -----------

            Refunded (5.6%)
   2,000    Anaheim, Anaheim Memorial Hospital Association COPs (Ambac) (ETM)       5.125   05/15/20     2,023,520
   1,000    Puerto Rico Infrastructure Financing Authority, 2000 Ser A (ETM)         5.50   10/01/32     1,102,430
 -------                                                                                               -----------
   3,000                                                                                                 3,125,950
 -------                                                                                               -----------

  51,865    TOTAL CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS (Cost $51,998,852)                              54,938,903
 -------                                                                                               -----------

            CALIFORNIA SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATION (1.6%)
     900    Orange County Sanitation District Ser 2000 A COPs (Demand 08/01/05)     2.24*   08/01/30       900,000
 -------                                                                                               -----------
               (Cost $900,000)

 $52,765    TOTAL INVESTMENTS (Cost $52,898,852) (a) (b)                                       100.6%   55,838,903
 =======

            LIABILITIES IN EXCESS OF OTHER ASSETS                                               (0.6)     (340,782)
                                                                                               -----   -----------
            NET ASSETS APPLICABLE TO COMMON  SHAREHOLDERS                                      100.0%  $55,498,121
                                                                                               =====   ===========

----------
AMT  Alternative Minimum Tax.

COPs Certificates of Participation.

ETM  Escrowed to maturity.

*    Current coupon of variable rate demand obligation.

# A portion of this security has been physically segregated in connection with open futures contracts in the amount of $44,250.

(a) Securities have been designated as collateral in an amount equal to $9,216,813 in connection with open futures contracts.

(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

     The aggregate gross unrealized appreciation is $2,969,431 and the aggregate gross unrealized depreciation is $29,380, resulting in net unrealized appreciation of $2,940,051.

BOND INSURANCE:

Ambac   Ambac Assurance Corporation.

FGIC    Financial Guaranty Insurance Company.

FSA     Financial Security Assurance Inc.

MBIA    Municipal Bond Investors Assurance Corporation.

Futures Contracts Open at July 31, 2005:

NUMBER OF                        DESCRIPTION/DELIVERY      UNDERLYING FACE    UNREALIZED
CONTRACTS     LONG/SHORT            MONTH AND YEAR         AMOUNT AT VALUE   APPRECIATION
---------   --------------   ---------------------------   ---------------   ------------
    60           Short       U.S. Treasury Notes 5 Year      $(6,432,188)       $95,929
                                September 2005
    15           Short       U.S. Treasury Notes 10 Year      (1,664,766)        22,224
                                                                               --------
                                September 2005
                                Total unrealized appreciation.............     $118,153
                                                                               ========

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Insured California Municipal Securities


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
September 20, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
September 20, 2005


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
September 20, 2005


                                        3